GOODWILL AND INTANGIBLES - Summary of Changes In Carrying Amounts of Goodwill By Reportable Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Beginning Balance	$ 2,471	$ 2,382
Acquisitions	513	47
Impairment of goodwill		(4)
Foreign currency translation and other, net	(90)	46
Ending Balance	2,894	2,471
Safety Services
Goodwill [Roll Forward]
Beginning Balance	2,241	2,148
Acquisitions	510	47
Impairment of goodwill		0
Foreign currency translation and other, net	(90)	46
Ending Balance	2,661	2,241
Specialty Services
Goodwill [Roll Forward]
Beginning Balance	230	234
Acquisitions	3	0
Impairment of goodwill		(4)
Foreign currency translation and other, net	0	0
Ending Balance	$ 233	$ 230